LONG-TERM INVESTMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Long-term Investment
Long-term investment, beginning	$ 2,747,493	$ 2,517,538
Income from equity method investments	1,431,032	2,622,348
Dividends distribution	(2,568,590)	(2,319,218)
Foreign currency translation	40,581	(73,175)
Long-term investment, ending	$ 1,650,516	$ 2,747,493